Stock-Based Compensation Stock-Based Compensation Expense and Related Tax Benefit (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options	$ 1,445	$ 3,994	$ 6,903
Restricted stock units	13,842	14,230	9,306
Unrestricted stock awards	469	364	254
ESPP	655	519	519
Total stock-based compensation	16,411	19,107	16,982
Related tax benefit	$ 4,478	$ 5,402	$ 4,329